Basis of Presentation and Nature of Operations (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Jun. 26, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating income (loss)		$ (2,944,015)	$ (1,256,212)	$ (13,026,228)	$ (4,641,696)
Operating income loss from non cash activities		2,284,000		8,064,101
Operating income loss from non recurring items		366,000		364,320
Assets, current		4,907,818		4,955,365	5,465,484
Liabilities, current		8,899,487		12,973,319	520,000
Working capital		(3,991,669)		(8,017,954)
Related party note payables		1,118,751		1,686,352	140,682
Assets		23,199,868	23,063,353	23,609,619	28,888,588
Liabilities		11,970,547	11,310,162	16,155,187	12,948,949
Stockholders' equity		$ 11,229,321	$ 14,872,261	$ 7,454,432	15,939,639	$ (232,630)
Debt interest expense					$ 501,221
Description of cost cutting initiatives		Annual cost saving initiatives related to synergies and the elimination of redundant costs of approximately $1,500,000.
Related Party Debt Holders [Member]
Debt interest expense		$ 1,118,751
Subsequent Event [Member] | Loan Agreement [Member]
Proceeds form loan	$ 1,089,853
For Unissued Shares [Member]
Accrued expenses		530,815
Related to Depreciation, Amortization and Stock-based Compensation
Operating income (loss)		2,284,269
Related to Transaction Costs and Restructuring Charges [Member]
Operating income (loss)		$ 365,732
Best Party Concepts [Member]
Business acquisition, percentage of voting interests acquired		50.00%			50.00%